Supplemental Cash Flow Information - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Supplemental Cash Flow Information [Line Items]
Cash interest paid including realized losses on the interest rate swap agreements	$ 18.9	$ 29.3	$ 79.1
Dropdown Predecessor [Member]
Supplemental Cash Flow Information [Line Items]
Drawdowns (Repayments)		108.7	(82.3)
Interest rate swaps [Member] | Dropdown Predecessor [Member]
Supplemental Cash Flow Information [Line Items]
Realized losses on interest rate swap agreements		$ 1.8	$ 32.9